OPERATING SEGMENTS - Geographic information on revenue (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
OPERATING SEGMENTS
Revenue	$ 11,013	$ 9,916
Europe
OPERATING SEGMENTS
Revenue	3,024	2,465
Hong Kong
OPERATING SEGMENTS
Revenue	2,046	1,777
United States
OPERATING SEGMENTS
Revenue	4,438	4,502
Other
OPERATING SEGMENTS
Revenue	1,505	1,172
Operating segments | Solutions
OPERATING SEGMENTS
Revenue	7,141	6,451
Operating segments | Solutions | Europe
OPERATING SEGMENTS
Revenue	3,024	2,465
Operating segments | Solutions | Hong Kong
OPERATING SEGMENTS
Revenue	103	236
Operating segments | Solutions | United States
OPERATING SEGMENTS
Revenue	3,327	3,337
Operating segments | Solutions | Other
OPERATING SEGMENTS
Revenue	687	413
Operating segments | Platform
OPERATING SEGMENTS
Revenue	3,872	3,465
Operating segments | Platform | Hong Kong
OPERATING SEGMENTS
Revenue	1,943	1,541
Operating segments | Platform | United States
OPERATING SEGMENTS
Revenue	1,111	1,165
Operating segments | Platform | Other
OPERATING SEGMENTS
Revenue	$ 818	$ 759